Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

Legal and Regulatory Matters

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

On August 27, 2012, Baxter Health International Inc. (“Baxter”) filed suit in the U.S. District Court for the Northern District of Illinois, styled Baxter International Inc., et al., v. Fresenius Medical Care Holdings, Inc., Case No. 12-cv-06890, alleging that the Company's Liberty® cycler infringes certain U.S. patents that were issued to Baxter between October 2010 and June 2012. The Company believes it has valid defenses to these claims, and will defend this litigation vigorously.

On April 5, 2013, the U.S. Judicial Panel on Multidistrict Litigation ordered that the numerous lawsuits filed and anticipated to be filed in various federal courts alleging wrongful death and personal injury claims against FMCH and certain of its affiliates relating to FMCH's acid concentrate products NaturaLyte® and Granuflo® be transferred and consolidated for pretrial management purposes into a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts, styled In Re: Fresenius Granuflo/Naturalyte Dialysate Products Liability Litigation, Case No. 2013-md-02428. The Massachusetts state courts subsequently established a similar consolidated litigation for such cases filed in Massachusetts county courts, styled In Re: Consolidated Fresenius Cases, Case No. MICV 2013-03400-O (Massachusetts Superior Court, Middlesex County). These lawsuits allege generally that inadequate labeling and warnings for these products caused harm to patients. In addition, similar cases have been filed in several state courts outside Massachusetts, in some of which the judicial authorities have established consolidated proceedings for their disposition. The attorneys general of Louisiana and Mississippi have also filed complaints under their state deceptive practice statutes and in their state courts based on allegations similar to those advanced in the personal injury litigation. FMCH believes that these lawsuits are without merit, and will defend them vigorously.

Other Litigation and Potential Exposures

On February 15, 2011, a whistleblower action under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a subpoena seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH has cooperated fully in responding to the subpoena, and will vigorously contest the relator's complaint.

Subpoenas or search warrants have been issued by federal and state law enforcement authorities under the supervision of the United States Attorneys for the Districts of Connecticut, Southern Florida, Eastern Virginia and Rhode Island to American Access Care LLC (“AAC”), which the Company acquired in October 2011, and to the Company's subsidiary, Fresenius Vascular Care, Inc., which now operates former AAC centers as well as its own original facilities. Subpoenas have also been issued to certain of the Company's outpatient hemodialysis facilities for records relating to vascular access treatment and monitoring. The Company is cooperating fully in these investigations. Communications with certain of the investigating United States Attorney Offices indicate that the inquiry encompasses invoicing and coding for procedures commonly performed in vascular access centers and the documentary support for the medical necessity of such procedures. The AAC acquisition agreement contains customary indemnification obligations with respect to breaches of representations, warranties or covenants and certain other specified matters. As of October 18, 2013, a group of the prior owners of AAC exercised their right pursuant to the terms of the acquisition agreement to assume responsibility for responding to certain of the subpoenas. Pursuant to the AAC acquisition agreement the prior owners are obligated to indemnify the Company for certain liabilities that might arise from those subpoenas. On February 9, 2015, the Company reached an agreement in principle with the United States Attorney for the Southern District of Florida to resolve the Southern Florida (Miami) investigation, which arose from allegations made in whistleblower actions filed under seal in July 2011. Under the settlement, which remains contingent on judicial approval, the Company will pay $1.2 million to the United States. The settlement and whistleblower complaint relate to actions prior to the Company's acquisition of AAC by a physician no longer associated with the Company.

The Company has received communications alleging conduct in countries outside the U.S. and Germany that may violate the U.S. Foreign Corrupt Practices Act (“FCPA”) or other anti-bribery laws. The Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting an investigation with the assistance of independent counsel. The Company voluntarily advised the U.S. Securities and Exchange Commission (“SEC”) and the U.S. Department of Justice (“DOJ”). The Company's investigation and dialogue with the SEC and DOJ are ongoing. The Company has received a subpoena from the SEC requesting additional documents and a request from the DOJ for copies of the documents provided to the SEC. The Company is cooperating with the requests.

Conduct has been identified that may result in monetary penalties or other sanctions under the FCPA or other anti-bribery laws. In addition, the Company's ability to conduct business in certain jurisdictions could be negatively impacted. The Company has previously recorded a non-material accrual for an identified matter. Given the current status of the investigation and remediation activities, the Company cannot reasonably estimate the range of possible loss that may result from identified matters or from the final outcome of the investigation or remediation activities.

The Company's independent counsel, in conjunction with the Company's Compliance Department, has reviewed the Company's anti-corruption compliance program, including internal controls related to compliance with international anti-bribery laws, and appropriate enhancements are being implemented. The Company is fully committed to FCPA and other anti-bribery law compliance.

In December 2012, FMCH received a subpoena from the United States Attorney for the District of Massachusetts requesting production of a broad range of documents related to products manufactured by FMCH, electron-beam sterilization of dialyzers and the Liberty peritoneal dialysis cycler. FMCH has cooperated fully in the government's investigation. In December 2014, FMCH was advised that the government's investigation was precipitated by a whistleblower, who first filed a complaint under seal in June 2013. In September 2014, the government declined to intervene in the whistleblower's actions.

In January 2013, FMCH received a subpoena from the United States Attorney for the Western District of Louisiana requesting discovery responses relating to the Granuflo® and Naturalyte® acid concentrate products that are also the subject of personal injury litigation described above. FMCH has cooperated fully in the government's investigation.

On June 13, 2014, the Ministry of Commerce of the People's Republic of China, (MOFCOM) launched an anti-dumping investigation into producers of hemodialysis equipment in the European Union and Japan, which includes certain of the Company's subsidiaries. On December 17, 2014 the MOFCOM announced the termination of the investigation after the complaint had been withdrawn by the petitioner.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's deductions for civil settlement payments taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved its right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. On May 31, 2013, the District Court entered final judgment for FMCH in the refund amount of $50,400. On September 18, 2013, the IRS appealed the District Court's ruling to the United States Court of Appeals for the First Circuit (Boston). On August 13, 2014, the United States Court of Appeals for the First Circuit (Boston) affirmed the District Court's order. The District Court judgment became final upon the government's decision not to seek a writ of certiorari from the United States Supreme Court.

In August 2014, FMCH received a subpoena from the United States Attorney for the District of Maryland inquiring into FMCH's contractual arrangements with hospitals and physicians, including contracts relating to the management of in-patient acute dialysis services. FMCH is cooperating in the investigation.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the FDA and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company's products and/or criminal prosecution. FMCH is currently engaged in remediation efforts with respect to three pending FDA warning letters. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

In addition to the contingent liabilities mentioned above, as well as in Note 4 and 19, the amount of the Company's other known contingent liabilities is immaterial.